Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash		$ 171,583	$ 877,937
Restricted cash	306,096
Prepaid expenses	86,173	367,219	876,317
Total current assets	1,433,269	538,802	1,754,254
Investments held in Trust Account	10,426,124	244,314,622	241,187,929
Total Assets	11,859,393	244,853,424	242,942,183
Current liabilities:
Accounts payable	51,055	128,835	34,332
Accrued expenses	518,002	68,216	155,963
Due to investor	150,000
Income tax payable	671,759	467,991
Excise tax payable	2,348,302
Franchise tax payable	157,200	149,041	140,274
Total current liabilities	4,626,318	899,083	340,569
Deferred tax liability		156,593
Deferred underwriting commissions in connection with the Initial Public Offering	6,600,000	12,000,000	12,000,000
Derivative liabilities	673,805	84,890	10,796,190
Total Liabilities	11,900,123	13,140,566	23,136,759
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock,Value
Additional paid-in capital
Accumulated deficit	(11,262,854)	(11,885,332)	(21,395,176)
Total stockholders’ deficit	(11,262,254)	(11,884,732)	(21,394,576)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	11,859,393	244,853,424	242,942,183
Class A Common Stock
Current liabilities:
Common stock subject to possible redemption	11,221,524	243,597,590	241,200,000
Stockholders’ Deficit:
Common stock value	510
Class B Common Stock
Stockholders’ Deficit:
Common stock value	90	600	600
Related Party
Current assets:
Due from related party	1,041,000
Current liabilities:
Accrued expenses – related party		85,000	$ 10,000
Due to related party	$ 730,000	$ 85,000